Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya Intermediate Bond Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class A Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class A Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class A Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class C Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class C Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class C Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class R Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class R Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class R Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class R6 Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class R6 Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class R6 Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class W Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class W Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class W Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	4.99%	4.41%	4.43%		Dec. 15, 2098	2.88%	2.91%	2.98%		2.79%	2.68%	2.77%		7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	6.03%	4.15%	3.91%		Dec. 15, 2098	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	8.08%	5.28%	5.03%		Jan. 08, 2002	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	7.56%	4.67%	4.43%		Mar. 16, 2004	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	8.22%	5.32%	5.06%		May 31, 2013	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	8.11%	5.21%	5.07%		Dec. 17, 2007	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.